(LOSS) INCOME PER SHARE	12 Months Ended
Dec. 31, 2021
(LOSS) INCOME PER SHARE
(LOSS) INCOME PER SHARE

20. (LOSS) INCOME PER SHARE

Loss per share is calculated as follows:

	For the year	For the year	For the year	For the year
	ended December	ended December	ended December	ended December
	31, 2019	31, 2020	31, 2021	31, 2021
	RMB	RMB	RMB	US$
				(Note 3)
Numerator:

Net (loss) income attributable to ordinary shareholders before change in redeemable noncontrolling interest	(177,795,168)	397,883,388	(411,234,755)	(64,531,707)
Change in redeemable noncontrolling interest	(12,827,598)	(1,190,122)	—	—
Net (loss) income attributable to ordinary shareholders	(190,622,766)	396,693,266	(411,234,755)	(64,531,707)

Denominator:

Denominator for basic and diluted (loss) income per share – weighted-average shares outstanding	106,407,008	163,599,920	495,304,894	495,304,894

Net (loss) income attributable to holders of ordinary shares per share
- Basic and diluted	(1.79)	2.42	(0.83)	(0.13)

The Company had 13,213,978, 4,200,645 and 366,148,968 stock options, warrants and non-vested shares outstanding as of December 31, 2019, 2020 and 2021, respectively, which were excluded in the computation of diluted loss per share in the periods presented, as their effect would have been anti-dilutive due to the net loss reported in such periods.